Unaudited Condensed Statements of Cash Flows - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Cash Flows from Operating Activities:
Net income	$ 1,042,224	$ 2,587,226	$ 5,102,832	$ 6,620,992
Payment of formation costs through issuance of Class B Ordinary Shares	5,402			0
Payment of operation costs through IPO Promissory Note - related party	30,487			0
Interest earned on cash and securities held in Trust Account	(1,217,835)	(4,913,790)	(5,529,558)	(7,267,039)
Changes in operating assets and liabilities:
Prepaid expenses	(85,685)	33,920	80,251	93,914
Due from Sponsor	(25,000)	(5,970)	(7,590)	(7,590)
Long-term prepaid insurance	(86,667)	0	78,000	86,667
Accounts payable and accrued expenses	38,679	1,699,036	63,729	83,625
Accrued offering costs	0	0	(75,264)	(75,264)
Net Cash Used in Operating Activities	(298,395)	(599,578)	(287,600)	(464,695)
Cash flows from investing activities:
Investment of cash into Trust Account	(173,362,500)			0
Net cash used in investing activities	(173,362,500)			0
Cash flows from financing activities:
Proceeds from sale of Public Units, net of underwriting discounts paid	169,050,000			0
Proceeds from sale of Private Placement Units	6,483,750			0
Repayment of IPO Promissory Note-related party	(329,693)			0
Payment of offering costs	(305,961)			0
Net cash provided by financing activities	174,898,096			0
Net Change in Cash	1,237,201	(599,578)	(287,600)	(464,695)
Cash - Beginning of period	0	772,506	1,237,201	1,237,201
Cash - End of period	1,237,201	$ 172,928	$ 949,601	772,506
Supplemental disclosure of noncash investing and financing activities:
Deferred offering costs included in accrued offering costs	100,264			0
Deferred offering costs paid through IPO Promissory Note-related party	205,806			0
Deferred offering costs paid by Sponsor in exchange for issuance of Class B Ordinary Shares	19,598			0
Accretion of Class A Ordinary Shares to redemption value	13,406,776			0
Deferred underwriting fee payable	$ 6,037,500			$ 0